Share-based payment arrangements - Summary of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	4,250,738	5,092,388	5,714,491
Option outstanding, Weighted average exercise price	$ 11.32	$ 11.56	$ 14.08
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	4,250,738
Option outstanding, weighted average remaining contractual life (years)	2 years 4 months 24 days
Option outstanding, Weighted average exercise price	$ 11.32
Shares, exercisable (in shares) | shares	2,254,702
Weighted average exercise price, exercisable (in CDN$ per share)	$ 11.51
Employee stock option plan | $5.00 to $5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	1,379,016
Option outstanding, weighted average remaining contractual life (years)	2 years 2 months 12 days
Option outstanding, Weighted average exercise price	$ 5.68
Shares, exercisable (in shares) | shares	848,105
Weighted average exercise price, exercisable (in CDN$ per share)	$ 5.68
Employee stock option plan | $5.00 to $5.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	5.00
Employee stock option plan | $5.00 to $5.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 5.99
Employee stock option plan | $6.00 to $6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	422,924
Option outstanding, weighted average remaining contractual life (years)	1 year 3 months 18 days
Option outstanding, Weighted average exercise price	$ 6.20
Shares, exercisable (in shares) | shares	422,924
Weighted average exercise price, exercisable (in CDN$ per share)	$ 6.20
Employee stock option plan | $6.00 to $6.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	6.00
Employee stock option plan | $6.00 to $6.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 6.99
Employee stock option plan | $10.00 to $10.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	152,941
Option outstanding, weighted average remaining contractual life (years)	2 years 10 months 24 days
Option outstanding, Weighted average exercise price	$ 10.40
Shares, exercisable (in shares) | shares	101,960
Weighted average exercise price, exercisable (in CDN$ per share)	$ 10.40
Employee stock option plan | $10.00 to $10.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	10.00
Employee stock option plan | $10.00 to $10.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 10.99
Employee stock option plan | $12.00 to $12.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	683,895
Option outstanding, weighted average remaining contractual life (years)	3 years 2 months 12 days
Option outstanding, Weighted average exercise price	$ 12.90
Shares, exercisable (in shares) | shares	222,251
Weighted average exercise price, exercisable (in CDN$ per share)	$ 12.90
Employee stock option plan | $12.00 to $12.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	12.00
Employee stock option plan | $12.00 to $12.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.99
Employee stock option plan | $13.00 to $13.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	932,028
Option outstanding, weighted average remaining contractual life (years)	4 years 1 month 6 days
Option outstanding, Weighted average exercise price	$ 13.24
Shares, exercisable (in shares) | shares	12,879
Weighted average exercise price, exercisable (in CDN$ per share)	$ 13.50
Employee stock option plan | $13.00 to $13.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	13.00
Employee stock option plan | $13.00 to $13.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.99
Employee stock option plan | $14.00 to $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	33,351
Option outstanding, weighted average remaining contractual life (years)	4 years 2 months 12 days
Option outstanding, Weighted average exercise price	$ 14.60
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $14.00 to $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	14.00
Employee stock option plan | $14.00 to $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 14.99
Employee stock option plan | $22.00 to $22.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	494,650
Option outstanding, weighted average remaining contractual life (years)	1 month 6 days
Option outstanding, Weighted average exercise price	$ 22.00
Shares, exercisable (in shares) | shares	494,650
Weighted average exercise price, exercisable (in CDN$ per share)	$ 22.00
Employee stock option plan | $22.00 to $22.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	22.00
Employee stock option plan | $22.00 to $22.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 22.99
Employee stock option plan | $23.00 to $23.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares | shares	151,933
Option outstanding, weighted average remaining contractual life (years)	2 months 12 days
Option outstanding, Weighted average exercise price	$ 23.18
Shares, exercisable (in shares) | shares	151,933
Weighted average exercise price, exercisable (in CDN$ per share)	$ 23.18
Employee stock option plan | $23.00 to $23.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	23.00
Employee stock option plan | $23.00 to $23.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 23.99